Long-term Debt	12 Months Ended
Dec. 31, 2013
Long-term Debt [Abstract]
Long-term Debt
11. Long-term Debt:
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2012	2013
5% Convertible Senior Unsecured Notes	$700,000	$700,000
9,5% Ocean Rig Senior Unsecured Notes	500,000	500,000
6.5% Drill Rigs Senior Secured Notes	800,000	800,000
Secured Credit Facilities – Drybulk Segment	716,354	638,820
Secured Credit Facilities – Tanker Segment	224,985	303,979
Term Loan B Facility - Drilling Segment	-	1,895,250
Secured Credit Facilities – Drilling Segment	1,607,500	890,000
Less: Deferred financing costs and equity component of notes	(162,124)	(160,046)
Total debt	4,386,715	5,568,003
Less: Current portion	(1,102,085)	(1,660,168)
Long-term portion	$3,284,630	$3,907,835

Convertible Senior Notes and Related Borrow Facility

In November 2009, the Company issued $400,000 aggregate principal amount of 5% Convertible unsecured Senior Notes (the "Notes"), which are due December 1, 2014. The full over allotment option granted was exercised and an additional $60,000 Notes were purchased. Accordingly, $460,000 in aggregate principal amount of Notes were sold, resulting in aggregate net proceeds of approximately $447,810 after the underwriters commissions.

The holders may convert their Notes at any time on or after June 1, 2014, but prior to maturity. However, holders may also convert their Notes prior to June 1, 2014, under the following circumstances: (1) if the closing price of the common stock reaches and remains at or above 130% of the conversion price of $7.19 per share of common stock or 139.0821 share of common stock per $1,000 aggregate principal amount of Notes, in effect on that last trading day for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the calendar quarter immediately preceding the calendar quarter in which the conversion occurs; (2) during the ten consecutive trading-day period after any five consecutive trading-day period in which the trading price per $1,000 principal amount of the Notes for each day of that period was less than 98% of the closing price of the Company's common stock multiplied by then applicable conversion rate; or (3) if specified distributions to holders of the Company's common stock are made or specified corporate transactions occur. The Notes are unsecured and pay interest semi-annually at a rate of 5% per annum commencing June 1, 2010.

As the Notes contain a cash settlement option upon conversion at the option of the issuer, the Company has applied the guidance for "Accounting for Convertible Debt Instruments That May be Settled in Cash Upon Conversion (Including Partial Cash Settlement)" and therefore, on the day of the Note issuance, bifurcated the $460,000 principal amount of the Notes into liability and equity components of $341,156 and $118,844, respectively, by first determining the carrying amount of the liability component of the Notes by measuring the fair value of a similar liability that does not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance. Additionally, the guidance requires the Company to accrete the discount of $118,844 to the principal amount of the Notes over the term of the Notes. The Company's interest expense associated with this Note accretion is based on an effective interest rate of 12%.

In April 2010, the Company issued $220,000 aggregate principal amount of Notes, which are due December 1, 2014. These Notes were offered as additional Notes under the indenture, as supplemented by a supplemental indenture, pursuant to which the Company previously issued $460,000 aggregate principal amount of Notes due December 1, 2014 in November 2009. The terms of the Notes offered in April 2010 other than their issue date and public offering price, are identical to the Notes issued in November 2009.

The full over allotment option granted was exercised and an additional $20,000 aggregate principal amount of Notes were purchased. Accordingly, $240,000 in aggregate principal amount of Notes were sold, resulting in aggregate net proceeds of approximately $237,202 after the underwriters commissions. On the day of the Note issuance, the Company bifurcated the $240,000 principal amount of the Notes into the liability and equity components of $168,483 and $71,517, respectively, by first determining the carrying amount of the liability component of the Notes by measuring the fair value of a similar liability that does not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance. Additionally, the Company is required to accrete the discount of $71,517 to the principal amount of the Notes over the term of the Notes. The Company's interest expense associated with this Note accretion is based on an effective interest rate of 14%.

In conjunction with the public offering of 5% Notes described above, the Company also entered into share lending agreements with an affiliate of the underwriter of the offering, or the share borrower, pursuant to which the Company loaned the share borrower approximately 36,100,000 shares of the Company's common stock. Under the share lending agreements, the share borrower is required to return the borrowed shares when the Notes are no longer outstanding. The Company did not receive any proceeds from the sale of the borrowed shares by the share borrower, but the Company did receive a nominal lending fee of $0.01 per share from the share borrower for the use of the borrowed shares. As of December 31, 2012 and 2013, the share borrower had returned an aggregate of 11,000,000 and 21,000,000, respectively, of the above-referenced loaned shares to the Company. The returned loaned shares were not retired and are included as treasury stock in the accompanying balance sheets as of December 31, 2012 and 2013.

The fair value of the outstanding loaned shares as of December 31, 2012 and 2013, was $40,160 and $70,970, respectively. On the day of the Notes issuance the fair value of the share lending agreements was determined to be $14,476, based on a 5.5% interest rate of the Notes without the share lending agreement and was recorded as debt issuance cost. Amortization of the issuance costs associated with the share lending agreement included in "Interest and finance costs" during the years ended December 31, 2011, 2012 and 2013, was $2,974, $2,983 and $2,974, respectively. The unamortized balance as of December 31, 2012 and 2013, was $5,707 and $2,733, respectively.

Effective September 19, 2011, the applicable conversion price has been changed to $6.9 per share. The previous conversion price of $7.19 per share was adjusted downward in connection with the Company's partial spin off of Ocean Rig (Note 13). Since the Company's stock price was below the Notes conversion price of $6.9 as of December 31, 2013, the if-converted value did not exceed the principal amount of the Notes.

The total interest expense related to the Notes in the Company's consolidated statements of operations for the years ended December 31, 2011, 2012 and 2013, was $69,144, $73,855 and $78,769 of which $34,144, $38,855 and $43,769, respectively are non-cash amortization of the discount on the liability component and $35,000, $35,000 and $35,000, respectively are the contractual interest payable semi-annually at a coupon rate of 5% per year. At December 31, 2012 and 2013, the net carrying amount of the liability component and unamortized discount were $610,969 and $654,738, respectively and $89,031 and $45,262, respectively.

The Company's interest expense associated with the $460,000 aggregate principal amount and $240,000 aggregate principal amount of Notes is accretive based on an effective interest rate of 12% and 14%, respectively.

Ocean Rig's 9.5% senior unsecured notes due 2016

On April 27, 2011, Ocean Rig issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "OCR UDW Notes") offered in a private placement, resulting in net proceeds of approximately $487.5 million. The OCR UDW Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The OCR UDW Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which occurs if 50% or more of Ocean Rig's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require Ocean Rig to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate is 9.5% per year.

On April 26, 2011, DryShips agreed to purchase from three unaffiliated companies OCR UDW Notes in the total aggregate principal amount of $75,000. During the period from May 19, 2011 to July 27, 2011, the Company sold to third parties these senior unsecured notes with notional amount of $57,000 resulting in a gain of $1,406. The remaining $18,000 senior unsecured notes were measured at fair value as of December 31, 2011 and a loss of $1,350 was recorded in "Other comprehensive income". During the period from March 15, 2012 to March 30, 2012, the remaining $18,000 of senior unsecured notes were also sold to third parties with a notional amount of $18,000 resulting in a gain of $709.

Ocean Rig's 6.5% senior secured notes due 2017

On September 20, 2012,  Ocean Rig's wholly owned subsidiary Drill Rigs Holdings Inc. ("the Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Notes") offered in a private offering, resulting in net proceeds of approximately $781,965. Ocean Rig used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Drill Rigs Notes are fully and unconditionally guaranteed by Ocean Rig and certain of its existing and future subsidiaries (collectively, the "Issuer Subsidiary Guarantors" and, together with Ocean Rig, the "Guarantors").

Upon a change of control, which occurs if 50% or more of Ocean Rig's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the Issuer may, at its option, redeem all or a portion of the notes, at one time or from time to time at 103.25% (from October 1, 2015 to September 30, 2016) or 100% (October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.

The Drill Rigs Notes and the Drill Rigs Notes guarantees are secured, on a first priority basis, by a security interest in the Issuer's two semi-submersible offshore drilling rigs, the Leiv Eiriksson and the Eirik Raude, and certain other assets of the Issuer and the Issuer Subsidiary Guarantors and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions. The contractual semi-annual coupon interest rate is 6.5% on the Drill Rigs Notes.

Senior secured credit facilities

The bank loans are payable in U.S. Dollars in quarterly with balloon payments due at maturity between March 2015 and May 2025. Interest rates on the outstanding loans as at December 31, 2013, are based on LIBOR plus a margin, except for an amount of $1,895,250 from the Loan facilities which are based on a fixed rate.

 On February 28, 2013, Drillships Ocean Ventures Inc., a majority owned subsidiary and Ocean Rig's wholly-owned subsidiary, entered into a secured term loan facilities agreement with a syndicate of lenders and DNB Bank ASA, as facility agent and security agent, in the amount of $1,350,000 to partially finance the construction costs of the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena. The facilities agreement is comprised of three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by the commercial lenders, or the Commercial Facilities, three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by Eksportkreditt Norge AS, or the Eksportkreditt GIEK Facilities, and three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by the Export-Import Bank of Korea, or the Kexim Facilities. All term loan facilities bear interest at LIBOR plus a margin and are repayable in quarterly installments, beginning three months after the delivery of the first drillship. The Commercial Facilities mature five years after the first drawdown date while the Eksportkreditt GIEK Facilities and Kexim Facilites mature five or eleven years after the first drawdown date at the lenders option. In connection with this loan, Ocean Rig paid $22.4 million as loan origination fees. On August 20, 2013 and December 20, 2013, the Company drew down an amount of $900,000 in aggregate under the above facility in connection with Ocean Rig Mylos and Ocean Rig Skyros delivery.

Under the agreement, Ocean Rig may only pay dividends or make other distributions in respect of its capital stock under the $1,350,000 secured term loan facility in an amount of up to 50% of net income of each previous financial year, provided in each case that Ocean Rig maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and maintain such level for the next 12 months following the date of the dividend payment.

On March 15, 2013, the Company reached an agreement with a far eastern shipyard for a $12,500 sellers credit to the Company. This credit is repayable to the yard in one bullet repayment two years after date of drawdown and it bears interest at 3% per annum. The Company agreed to provide a pledge of 1,602,500 shares in Ocean Rig that the Company owns, which pledge will be automatically released upon repayment of the credit. During March 2013, the Company drew the total amount of $12,500 which is included in "Other non-current liabilities" in the consolidated balance sheet as of December 31, 2013.

$1.9 billion term loan B facility

On July 12, 2013, Ocean Rig, through its wholly-owned subsidiaries, Drillships Financing Holding Inc. ("DFHI") and Drillships Projects Inc., entered into a $1,800,000 senior secured term loan facility, comprised of tranche B-1 term loans in an aggregate principal amount equal to $975,000 ("Tranche B-1 Term Loans") and tranche B-2 term loans in an aggregate principal amount equal to $825,000 ("Tranche B-2 Term Loans" and, together with the Tranche B-1 Term Loans, the "Term Loans"), with respective maturity dates in the first quarter of 2021, subject to adjustment to the third quarter of 2020 in certain circumstances and the third quarter of 2016. The Term Loans are initially guaranteed by Ocean Rig and certain existing and future subsidiaries of DFHI and are secured by certain assets of, and by a pledge of the stock of, DFHI and the subsidiary guarantors. The net proceeds of the Term Loans were used by Ocean Rig to repay in full amounts outstanding under Ocean Rig's $800,000 secured term loan agreement and the two $495,000 senior secured credit facilities, amounting to $1,519,168 in aggregate. The unamortized balance of the deferred finance fees associated with the repaid loans, amounting to approximately $23.3 million was written off upon the extinguishment of the related debt in July 2013. In addition, restricted cash of $131.6 million associated with the respective loans were released upon the repayment. On July 26, 2013, Ocean Rig through its wholly-owned subsidiaries DFHI and Drillships Projects Inc entered into an incremental amendment to the $1,800,000 senior term loan for additional tranche B-1 term loans in a principal amount of $100,000.

In April 2013, the Company requested from Deutsche Bank Luxembourg SA and the lender accepted, to waive certain clauses of the loan agreements to amongst others, withdraw certain minimum cash requirements. Moreover, in June 2013, the Company requested from Nordea Finland Plc. its consent to reduce the notification days for the voluntary prepayment.

On August 1, 2013, the Company entered into two supplemental agreements relating to two secured credit facilities dated October 5, 2007 and March 13, 2008, respectively, to amend certain terms and cure a shortfall in the security cover ratio, and pledged an aggregate of 5,450,000 of its shares of Ocean Rig as additional security under the loans. The share pledge expired on December 31, 2013.

On August 30, 2013, Ocean Rig signed a supplemental agreement to amend certain provisions in its $1,350,000 secured term loan facility dated February 28, 2013. Under the terms of the agreement, the existing dividend restriction of up to 50% of preceding fiscal year net income amended to apply on a cumulative basis from July 1, 2013 onwards (50% of cumulative net income) and include a carve-out to pay additional dividends up to the higher of (i) $150,000 and (ii) 5% of Ocean Rig's net tangible assets. Furthermore, the minimum interest coverage ratio requirement will be 2.0 times until June 30, 2015 and the maximum leverage ratio will be 6.5 times until June 30, 2014, 6.0 times until December 31, 2014 and 5.5 times until June 30, 2015.

On November 18, 2013, the Company signed a Supplemental Agreement with HSH Nordbank, as Agent, for an amendment of certain terms under the Company's $628.8 million credit facility dated March 31, 2006, as amended. Under the terms of this agreement on November 21, 2013, the lending syndicate led by HSH applied our previously pledged restricted cash of $55,000 against the next five quarterly installments. In addition, the lending syndicate has agreed to relax various financial covenants through the end of 2014. On November 22, 2013, the pledge of 7,800,000 shares of Ocean Rig, which were previously pledged to the lenders under our $628.8 million senior and junior loan agreements dated March 31, 2006, were released back to the Company.

The aggregate available undrawn amounts under the Company's facilities at December 31, 2012 and 2013, were $189,389 and $450,000, respectively. As of December 31, 2013, the Company is required to pay a quarterly commitment fee of 1.40%, per annum of its undrawn portion of the line of credit.

The weighted-average interest rates on the above outstanding debt were: 5.45%, 6.35% and 6.63% for the years ended December 31, 2011, 2012 and 2013, respectively.

       The table below presents the movement for bank loans and notes throughout 2013:

Loan	Loan agreement date	Original Amount	December 31, 2012	New Loans	Repayments	December 31, 2013

Secured Credit Facility	October 2, 2007	$35,000	$17,500	-	(500)	$17,000
Secured Credit Facility	October 5, 2007	90,000	57,000	-	-	57,000
Secured Credit Facility	June 20, 2008	103,200	27,250	-	(3,000)	24,250
Secured Credit Facility	May 13, 2008	125,000	27,485	-	(5,890)	21,595
Secured Credit Facility	May 5, 2008	90,000	42,000	-	(6,000)	36,000
Secured Credit Facility	November 16, 2007	47,000	18,000	-	(2,000)	16,000
Secured Credit Facility	July 23,2008	126,400	63,825	-	(10,600)	53,225
Secured Credit Facility	March 13, 2008	130,000	32,915	-	(2,674)	30,241
Secured Credit Facility	February 7, 2011	70,000	61,833	-	(4,666)	57,167
Secured Credit Facility	April 20, 2011	32,313	29,082	-	(2,155)	26,927
Secured Credit Facility	October 26, 2011	141,350	134,070	-	(10,840)	123,230
Secured Credit Facility	April 15, 2011	800,000	700,000	-	(700,000)	-
Secured Credit Facility	October 24, 2012	107,669	-	100,856	(4,202)	96,654
Senior Secured Credit Facility	February 28, 2013	1,350,000	-	900,000	(10,000)	890,000
Term Loan B Facility	July 12, 2013	1,900,000	-	1,900,000	(4,750)	1,895,250
Secured Credit Facility	March 31, 2006	753,637	271,570	-	(97,164)	174,406
Secured Credit Facility	March 19, 2012	87,654	18,171	-	(1,191)	16,980
Secured Credit Facility	July 18, 2008	1,125,000	907,500	-	(907,500)	-
Secured Credit Facility	February 14, 2012	122,580	37,580	81,720	(3,710)	115,590
Secured Credit Facility	September 18, 2007	325,000	103,058	-	(26,524)	76,534

5% Convertible Senior Unsecured Notes	November 21, 2009	460,000	700,000	-	-	700,000
9.5% Ocean Rig's Senior Unsecured Notes	April 14, 2011	500,000	500,000	-	-	500,000
6.5% Drill Rigs Senior Secured Notes	September 20, 2012	800,000	800,000	-	-	800,000
			$4,548,839	2,982,576	(1,803,366)	$5,728,049

The above loans and secured notes are secured by a first priority mortgage over the Company's vessels, drilling rigs and drillships, corporate guarantee, a first assignment of all freights, earnings, insurances and requisition compensation and pledges of the shares of capital stock of certain of the Company's subsidiaries. The loans contain covenants including restrictions, without the bank's prior consent, as to changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgaging of vessels, change in the general nature of the Company's business. In addition, some of the vessels owning companies are not permitted to pay any dividends to DryShips nor DryShips to its shareholders without the lender's prior consent. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity, including maintaining working capital above a certain level. The Company's secured credit facilities impose operating and negative covenants on the Company and its subsidiaries. These covenants may limit the Dryships' subsidiaries' ability to, among other things, without the relevant lenders' prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.

As of December 31, 2013, the shipping segment was not in compliance with certain loan-to-value ratios contained in certain of its loan agreements. These loan-to-value ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, loan-to-value shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. In addition, as of December 31, 2013, the shipping segment was in breach of certain financial covenants, contained in the Company's loan agreements relating to $450,299 of the Company's debt (Note 3). As a result of this non-compliance and of the cross default provisions contained in all bank loan agreements of the shipping segment and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of its shipping segment's bank loans in breach amounting to $942,799 as current at December 31, 2013.

As of December 31, 2013, the drilling segment was in compliance with all its financial covenants.

Total interest incurred on long-term debt and amortization of debt issuance costs, including capitalized interest, for the years ended December 31 2011, 2012 and 2013, amounted to $178,040, $222,635 and $297,602, respectively. These amounts net of capitalized interest are included in "Interest and finance costs" in the accompanying consolidated statement of operations.

The annual principal payments required to be made after December 31, 2013, including balloon payments, totaling $5,728,049 due through May 2025 are as follows:

2014	$1,743,904
2015	101,105
2016	1,399,293
2017	892,855
2018	572,329
2019 and thereafter	1,018,563
Total principal payments	5,728,049
Less: Financing fees and equity component of notes	(160,046)
Total debt	$5,568,003